Deferred Income Tax - Schedule of Deferred Income Tax (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	£ 60	£ 95
Deferred income tax liabilities	(136)	(164)
Net deferred income tax	£ (76)	£ (69)